Long-Term Debt	12 Months Ended
Dec. 31, 2017
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
Long-term debt

Long-term debt consists of the following at year-end:

	2017	2016
2027 Notes	$265,000	$—
2023 Notes	348,069	393,767
Secured Loan Agreement	—	167,262
Capital lease obligations	4,539	4,704
Other long-term borrowings	22,900	25,553
Subtotal	640,508	591,286
Discount on 2023 Notes	(3,804)	(5,029)
Premium on 2023 Notes	1,438	1,910
Fair value adjustment related to Secured Loan Agreement (i)	—	(2,877)
Deferred financing costs	(4,641)	(5,611)
Total	633,501	579,679
Current portion of long-term debt	4,359	28,099
Long-term debt, excluding current portion	$629,142	$551,580

(i)
The carrying value of hedged items in fair value hedges, are adjusted for fair value changes to the extent they are attributable to the risks designated as being hedged. The related hedging instrument was also recorded at fair value included within "Derivative instruments" in current and non-current liabilities as of December 31, 2016.

2027, 2023 and 2016 Notes:

The following table presents additional information related to the 2027, 2023 and 2016 Notes (the "Notes"):

			Principal as of December 31,
	Annual interest rate	Currency	2017	2016	Maturity
2027 Notes	5.875%	USD	265,000	—	April 4, 2027
2023 Notes	6.625%	USD	348,069	393,767	September 27, 2023

2027, 2023 and 2016 Notes (continued):

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium and Amortization of Discount (i)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
2027 Notes	11,547	—	—	224	—	—	—	—	—
2023 Notes	23,885	28,516	31,387	610	943	439	752	1,157	515
2016 Notes	—	6,668	20,991	—	391	805	—	(266)	(496)

(i)	These charges are included within "Net interest expense" in the consolidated statements of income.

On July 13, 2011 and April 24, 2012, the Company issued Brazilian reais notes due in 2016 (the "2016 Notes") amounting to Brazilian reais (“BRL”) 675,000. Periodic payments of principal were not required and interest was paid semi-annually beginning on January 13, 2012. The Company incurred $3,699 of financing costs related to these issuances, which were capitalized as deferred financing costs ("DFC") and were amortized over the life of the notes.

The following table presents information related to the purchase and repayments of the principal of the 2016 Notes:

		Amount
Date	Redemption price	BRL	$
November 25, 2015	93.75%	40,000	9,995
November 30, 2015	93.75%	7,039	1,715
January 29, 2016	97.75%	1,180	288
April 21, 2016	100.00%	421,765	118,797
May 5, 2016	97.00%	4,025	1,106
July 13, 2016	100.00%	200,991	60,965
Total		675,000	192,866

On September 27, 2013, the Company issued senior notes for an aggregate principal amount of $473.8 million, which are due in 2023 (the "2023 Notes"). Periodic payments of principal are not required and interest is paid semi-annually commencing on March 27, 2014.

The Company incurred $3,313 of financing costs related to the cash issuance of 2023 Notes, which were capitalized as deferred DFC and are being amortized over the life of the notes.

On June 1, 2016, the Company launched a cash tender offer to purchase $80,000 of its outstanding 2023 Notes, at a redemption price equal to 98%, which expired on June 28, 2016. The holders who tendered their 2023 Notes prior to June 14, received a redemption price equal to 101%. As a consequence of this transaction, the Company redeemed 16.90% of the outstanding principal. The total payment was $80,800 (including $800 of early tender payment) plus accrued and unpaid interest.

The results related to the cash tender offer and the accelerated amortization of the related DFC were recognized as interest expense within the consolidated statement of income.

Furthermore, on March 16, 2017, the Company launched another cash tender offer to purchase $80,000 of its outstanding 2023 Notes, at a redemption price equal to 104%, which expired on April 12, 2017. The holders who tendered their 2023 Notes prior to March 29, 2017, received a redemption price equal to 107%. As a consequence of this transaction, the Company redeemed 11.6% of the outstanding principal. The total payment was $48,885 (including $3,187 of early tender payment) plus accrued

2027, 2023 and 2016 Notes (continued):

and unpaid interest. The results related to the cash tender offer and the accelerated amortization of the related DFC were recognized as interest expense within the consolidated statement of income.

In April 2017, the Company issued senior notes for an aggregate principal amount of $265 million, which are due in 2027 (the “2027 Notes”). Periodic payments of principal are not required and interest is paid semi-annually commencing on October 4, 2017. The proceeds from the issuance of the 2027 Notes were used to repay the Secured Loan Agreement, unwind the related derivative instruments (described in Note 13), pay the principal and premium on the 2023 Notes (in connection with aforementioned tender offer) and for general purposes. The Company incurred $3,001 of financing costs related to the issuance of 2027 Notes, which were capitalized as DFC and are being amortized over the life of the notes.

The Notes, are redeemable, in whole or in part, at the option of the Company at any time at the applicable redemption price set forth in the indenture governing them. The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company’s subsidiaries. The Notes and guarantees (i) are senior unsecured obligations and rank equal in right of payment with all of the Company’s and guarantors’ existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of the Company’s and guarantors’ existing and future secured indebtedness to the extent of the value of the Company’s assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company’s subsidiaries that are not guarantors.

The indenture governing the Notes limits the Company’s and its subsidiaries’ ability to, among other things, (i) create certain liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. In addition, the indenture governing the 2027 Notes, limits the Company’s and its subsidiaries’ ability to: incur in additional indebtedness and make certain restricted payments, including dividends. These covenants are subject to important qualifications and exceptions. The indenture governing the Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding Notes to be due and payable immediately.

The 2023 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

Secured Loan Agreement

On March 29, 2016, the Company’s Brazilian subsidiary signed a $167,262 Secured Loan Agreement (the "Loan") with five off-shore lenders namely: Citibank N.A., Itaú BBA International plc, Santander (Brasil) S.A., Cayman Islands Branch, Bank of America N.A. and JP Morgan Chase Bank, N.A. Each loan under the agreement bore interest at the following annual interest rates:

Lender	Annual Interest Rate
Citibank N.A.	3M LIBOR + 2.439%
Itaú BBA International plc	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch	4.7863%
Bank of America N.A.	3M LIBOR + 4.00%
JP Morgan Chase Bank, N.A.	3M LIBOR + 3.92%

In order to fully convert each loan of the agreement into BRL, the Brazilian subsidiary entered into five cross-currency interest rate swap agreements with the local subsidiaries of the same lenders. Consequently, the loans were fully converted into BRL amounting to BRL 613,850. Refer to Note 13 for more details.

Secured Loan Agreement (continued)

Considering the cross currency interest rate swap agreements, the final interest rate of the Loan was the Interbank Market reference interest rate (known in Brazil as “CDI”) plus 4.50% per year. Interest payments were made quarterly, beginning June 2016 and principal payments were made semi-annually, beginning September 2017.

The Loan proceeds were used primarily to repay the 2016 Notes mentioned above.

The Loan would have matured on March 30, 2020 and periodic payments of principal were required. Prepayments were allowed without penalty. On April 11, 2017, the Company repaid the Loan with a total payment of $169.7 million including the outstanding principal, plus accrued and unpaid interest and certain transaction costs.

The Company incurred $3,243 of financing costs related to the issuance of the Loan, which were capitalized as DFC and were amortized over the life of the Loan. As a consequence of the repayment, the remaining DFC were recognized as interest expense in the consolidated statement of income.

The following table presents information related to the Secured Loan Agreement:

Interest Expense (i) (ii)			DFC Amortization (ii)			Other Costs (ii) (iii)
2017	2016	2015	2017	2016	2015	2017	2016	2015
$2,570	$6,519	$—	$3,251	$814	$—	$2,249	$—	$—

(i)
These charges do not include the effect of the cross-currency interest rate swap agreements mentioned in Note 13, amounting to a loss of $6,921 and $18,177, during fiscal years 2017 and 2016, respectively. Including these effects the total interest cost amounts to $9,491 and $24,696, respectively.

(ii)	These charges are included within "Net interest expense" in the consolidated statement of income.

(iii)	Transaction costs related to the repayment of the Loan.

Other required disclosure

At December 31, 2017, future payments related to the Company’s long-term debt are as follows:

Other required disclosure (continued)

	Principal	Interest	Total
2018	4,359	40,920	45,279
2019	4,404	40,557	44,961
2020	3,895	40,217	44,112
2021	3,831	39,862	43,693
2022	4,040	39,468	43,508
Thereafter	619,979	94,148	714,127
Total payments	640,508	295,172	935,680
Interest	—	(295,172)	(295,172)
Discount on 2023 Notes	(3,804)	—	(3,804)
Premium on 2023 Notes	1,438	—	1,438
Deferred financing cost	(4,641)	—	(4,641)
Long-term debt	$633,501	$—	$633,501